COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) CAD in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 01, 2016 CAD MMBTU / d $ / Mcf	Jan. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Transportation Commitments
Repayment of senior notes			CAD (6,626)	CAD 136,918	CAD 45,556
Demand toll on for the Tennessee Gas Pipeline (US/Mcf) | $ / Mcf	0.63
Estimated Commitment for Tennessee Gas Pipeline	CAD 148,300
Contract for natural gas pipeline capacity volume per day (MMBTU) | MMBTU / d	30,000
Contract term	20 years
Minimum annual commitments for bank credit facility
Total			86,543
2018			86,543
Minimum annual commitments for senior notes
Total			1,137,139
2017			62,280
2018			62,280
2019			92,280
2020			160,483
Thereafter			759,816
Minimum annual commitments for transportation
Total			189,598
2016			39,464
2017			30,342
2018			16,033
2019			14,165
2020			13,134
Thereafter			76,460
Minimum annual commitments for processing
Total			57,966
2016			12,426
2017			11,989
2018			10,553
2019			10,539
2020			1,684
Thereafter			10,775
Minimum annual commitments for drilling and completions
Total			8,456
2016			6,567
2017			1,889
Minimum annual commitments for office leases
Total			103,170
2016			11,640
2017			11,756
2018			11,680
2019			10,264
2020			10,816
Thereafter			47,014
Total commitments
Total			1,582,872
2016			70,097
2017			118,256
2018			187,089
2019			127,248
2020			186,117
Thereafter			CAD 894,065
Foreign exchange rate (US$/CDN$)			1.3840
Subsequent Event | Senior notes
Transportation Commitments
Repayment of senior notes | $		$ 57